Cash Management Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS


Commercial Paper -- 48.2%

Ratings (Unaudited)
----------------------  Principal
                        Amount
            Standard    (000's
Moody's     & Poor's    omitted)      Security                          Value
-----------------------------------------------------------------------------------------
Agricultural Services -- 1.3%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  2,500      Cargill, Inc., 5.65%, 3/23/98     $     2,468,219
-----------------------------------------------------------------------------------------
                                                                        $     2,468,219
-----------------------------------------------------------------------------------------

Banking and Finance -- 19.6%
-----------------------------------------------------------------------------------------
 P-1         A-1        $  2,500      American Express Credit Corp.,
                                      5.83%, 1/7/98                     $     2,497,571
 P-1         A-1+          1,400      Asset Securitization Coop.
                                      Corp., 5.61%, 1/8/98/(1)/               1,398,473
 P-1         A-1+          2,000      Asset Securitization Coop.
                                      Corp., 5.73%, 2/26/98/(1)/              1,982,173
 P-1         A-1+          2,700      Associates Corp. of No.
                                      America, 5.66%, 2/11/98                 2,682,595
 P-1         A-1+          1,600      Associates Corp. of No.
                                      America, 5.68%, 2/13/98                 1,589,145
 P-1         A-1+          2,900      Central Corporate Credit
                                      Union, 5.90%, 1/12/98                   2,894,772
 P-1         A-1+          2,000      CIESCO, 5.60%, 1/30/98                  1,990,978
 P-1         A-1+          2,000      CIESCO, 5.65%, 2/10/98                  1,987,445
 P-1         A-1+          2,500      CIT Group Holdings, Inc.,
                                      5.83%, 1/21/98                          2,491,903
 P-1         A-1+          2,500      Corporate Asset Funding Co.,
                                      5.77%, 2/13/98                          2,482,770
 P-1         A-1           2,000      Corporate Receivables Corp.,
                                      5.875%, 1/14/98(2)                      1,995,757
 P-1         A-1+          2,000      CXC, Inc., 5.73%, 1/16/98/(1)/          1,995,225
 P-1         A-1+          1,500      Delaware Funding Corp.,
                                      5.63%, 1/15/98/(1)/                     1,496,716
 P-1         A-1+          1,000      Delaware Funding Corp.,
                                      5.90%, 1/30/98/(2)/                       995,247
 P-1         A-1+          4,000      Norwest Financial, Inc.,
                                      5.53%, 2/12/98                          3,974,193
 P-1         A-1+          3,500      U.S. Central Credit Union,
                                      5.75%, 2/17/98                          3,473,726
-----------------------------------------------------------------------------------------
                                                                        $    35,928,689
-----------------------------------------------------------------------------------------

Business Products and Services -- 1.3%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  2,300      Pitney Bowes Credit Corp.,
                                      5.85%, 1/21/98                    $     2,292,525
-----------------------------------------------------------------------------------------
                                                                        $     2,292,525
-----------------------------------------------------------------------------------------

Chemicals -- 1.4%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $    630      E.I. Dupont de Nemours & Co.,
                                      5.51%, 1/12/98                    $       628,940
 P-1         A-1+          2,000      E.I. Dupont de Nemours & Co.,
                                      5.73%, 2/6/98/(2)/                      1,988,540
-----------------------------------------------------------------------------------------
                                                                        $     2,617,480
-----------------------------------------------------------------------------------------

Communications Equipment -- 3.3%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  2,000      Ameritech Corp.,
                                      5.55%, 1/26/98/(1)/               $     1,992,291
 P-1         A-1+          1,700      Ameritech Corp.,
                                      5.72%, 2/4/98/(1)/                      1,690,816
 P-1         A-1+          2,500      AT&T Corp., 5.65%, 3/27/98              2,466,649
-----------------------------------------------------------------------------------------
                                                                        $     6,149,756
-----------------------------------------------------------------------------------------

Electric Utilities -- 2.9%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  2,800      National Rural Utilities Coop.
                                      Finance Corp., 5.58%, 1/15/98     $     2,793,924
 P-1         A-1+          2,500      Teco Finance, Inc.,
                                      5.72%, 2/18/98/(1)/                     2,480,933
-----------------------------------------------------------------------------------------
                                                                        $     5,274,857
-----------------------------------------------------------------------------------------

Electrical and Electronic Equipment -- 3.6%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  2,000      General Electric Capital
                                      Corp., 5.69%, 2/20/98             $     1,984,194
 P-1         A-1+          1,500      General Electric Capital
                                      Corp., 5.70%, 1/28/98                   1,493,588
 P-1         A-1+          1,400      General Electric Capital
                                      Corp., 5.70%, 3/20/98                   1,382,710
 P-1         A-1+          1,765      Motorola Credit Corp.,
                                      5.70%, 2/24/98                          1,749,909
-----------------------------------------------------------------------------------------
                                                                        $     6,610,401
-----------------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
----------------------  Principal
                        Amount
            Standard    (000's
Moody's     & Poor's    omitted)      Security                          Value
-----------------------------------------------------------------------------------------
Food and Beverages -- 2.2%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  4,100      Coca-Cola Co.,
                                      5.51%, 1/12/98/(1)/               $     4,093,097
-----------------------------------------------------------------------------------------
                                                                        $     4,093,097
-----------------------------------------------------------------------------------------

Household Products -- 0.8%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  1,460      Procter & Gamble Co.,
                                      5.70%, 3/11/98                    $     1,444,050
-----------------------------------------------------------------------------------------
                                                                        $     1,444,050
-----------------------------------------------------------------------------------------

Insurance -- 8.8%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  2,500      AI Credit Corp., 5.55%, 1/13/98   $     2,495,375
 P-1         A-1+          1,900      AI Credit Corp., 5.55%, 1/13/98         1,896,485
 P-1         A-1           2,500      American General Corp.,
                                      5.75%, 2/27/98                          2,477,240
 P-1         A-1+          2,000      APC Funding Corp.,
                                      5.75%, 3/3/98                           1,980,514
 P-1         A-1+          1,620      MetLife Funding Inc.,
                                      5.67%, 1/20/98                          1,615,152
 P-1         A-1+          1,459      MetLife Funding Inc.,
                                      5.75%, 3/17/98                          1,441,522
 P-1         A-1+            950      MetLife Funding Inc.,
                                      5.90%, 2/5/98                             944,551
 P-1         A-1           1,000      Prudential Funding Corp.,
                                      5.82%, 1/16/98                            997,575
 P-1         A-1+          1,000      USAA Capital Corp.,
                                      5.64%, 2/27/98                            991,070
 P-1         A-1+          1,400      USAA Capital Corp.,
                                      5.76%, 1/27/98                          1,394,176
-----------------------------------------------------------------------------------------
                                                                        $    16,233,660
-----------------------------------------------------------------------------------------

Oil -- 1.7%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $    785      Chevron Oil Finance Co.,
                                      5.95%, 1/9/98                     $       783,962
 P-1         A-1+          2,380      Exxon Imperial U.S., Inc.,
                                      5.85%, 1/8/98/(1)/                      2,377,293
-----------------------------------------------------------------------------------------
                                                                        $     3,161,255
-----------------------------------------------------------------------------------------

Pharmaceutical -- 1.3%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  2,315      Novartis Finance Corp.,
                                      5.85%, 1/9/98/(1)/                $     2,311,991
-----------------------------------------------------------------------------------------
                                                                        $     2,311,991
-----------------------------------------------------------------------------------------

Total Commercial Paper, at value
     (identified cost $88,585,980)                                      $    88,585,980
-----------------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


U.S. Government Obligations -- 51.8%


        Principal
        Amount
        (000's
        omitted)      Security                             Value
--------------------------------------------------------------------------
        $ 60,000      FHLMC Discount Notes,
                      5.70%, 1/5/98                        $ 59,961,999
          10,000      FHLMC Discount Notes,
                      5.70%, 1/12/98                          9,982,582
           1,330      FNMA Discount Notes,
                      5.46%, 1/20/98                          1,326,168
           1,000      FHLB Discount Notes,
                      5.46%, 1/23/98                            996,664
           5,000      FHLMC Discount Notes,
                      5.49%, 1/23/98                          4,983,225
           5,500      FNMA Discount Notes,
                      5.48%, 1/29/98                          5,476,557
           5,000      FHLMC Discount Notes,
                      5.65%, 2/19/98                          4,961,549
           3,000      FNMA Discount Notes,
                      5.64%, 2/25/98                          2,974,150
           2,600      FNMA Discount Notes,
                      5.58%, 3/6/98                           2,574,208
           1,950      FNMA Discount Notes,
                      5.60%, 3/30/98                          1,923,307
--------------------------------------------------------------------------------

Total U.S. Government Obligations, at value
     (identified cost $95,160,409)                         $ 95,160,409
--------------------------------------------------------------------------------

Total Investments -- 100.0%
     (identified cost $183,746,389)                        $183,746,389
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0%                       $     (6,186)
--------------------------------------------------------------------------------


Net Assets -- 100%                                         $183,740,203
--------------------------------------------------------------------------------


FHLB-Federal Home Loan Bank
FHLMC-Federal Home Mortgage Corporation (Freddie Mac)
FNMA-Federal National Mortgage Association (Fannie Mae)

/(1)/A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary. At December 31, 1997, the value of these securities amounted to $21,819,008 or 11.9% of the Portfolio's net assets.
/(2)/Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold the security until maturity. At December 31, 1997, the value of these securities amounted to $4,979,544 or 2.7% of the Portfolio's net assets.

                       See notes to financial statements

Cash Management Portfolio as of December 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of December 31, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)                                $183,746,389
Cash                                                                 19,962
Deferred organization expenses (Note 1D)                              3,634
--------------------------------------------------------------------------------
Total assets                                                   $183,769,985
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees (Note 2)               $      1,637
Accrued expenses                                                     28,145
--------------------------------------------------------------------------------
Total liabilities                                              $     29,782
--------------------------------------------------------------------------------
Net Assets (representing paid-in capital)                      $183,740,203
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals        $183,740,203
--------------------------------------------------------------------------------
Total                                                          $183,740,203
--------------------------------------------------------------------------------


Statement of Operations

For the Year Ended
December 31, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income                                                $  8,048,280
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                $    724,890
Compensation of Trustees not members of the
     Investment Adviser's organization (Note 2)                       5,663
Custodian fee                                                        94,846
Legal and accounting services                                        29,679
Amortization of organization expenses (Note 1D)                       2,727
Miscellaneous                                                         4,479
--------------------------------------------------------------------------------
Total expenses                                                 $    862,284
--------------------------------------------------------------------------------


Net investment income                                          $  7,185,996
--------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                 Year Ended             Year Ended
in Net Assets                       December 31, 1997      December 31, 1996
-------------------------------------------------------------------------------
From operations --
     Net investment income         $     7,185,996        $        9,078,037
-------------------------------------------------------------------------------
Capital transactions --
     Contributions                 $   791,713,159        $    1,075,567,385
     Withdrawals                      (806,819,022)           (1,097,885,067)
-------------------------------------------------------------------------------
Net decrease in net assets from
     capital transactions          $   (15,105,863)       $      (22,317,682)
-------------------------------------------------------------------------------


Net decrease in net assets         $    (7,919,867)       $      (13,239,645)
-------------------------------------------------------------------------------


Net Assets
-------------------------------------------------------------------------------
At beginning of year               $   191,660,070        $      204,899,715
-------------------------------------------------------------------------------
At end of year                     $   183,740,203        $      191,660,070
-------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                        Year Ended December 31,
                                                   --------------------------------------------------------------
                                                      1997              1996           1995              1994*
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses                                              0.59%            0.59%           0.60%            0.58%+
Net investment income                                 4.96%            4.83%           5.36%            4.22%+
-----------------------------------------------------------------------------------------------------------------

+  Annualized.
*  For the period from the start of business, May 2, 1994, to December 31, 1994.

                        See notes to financial statements

Cash Management Portfolio  as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. It is the normal practice of the Portfolio to hold portfolio securities to maturity and realize par value unless such sale or other disposition is mandated by withdrawal requests or other extraordinary circumstances.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

   C Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate at least annually, among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

   F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G Other -- Investment transactions are accounted for on a trade date basis.


2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $724,890 for the year ended December 31, 1997. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

Cash Management Portfolio  as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


3  Line of Credit
   ----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy withdrawal requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1997.


4  Investments
   ----------------------------------------------------------------------------
   Purchases and sales (including maturities) of investments, during the year ended December 31, 1997, exclusive of U.S. Government securities aggregated $1,103,278,435 and $1,059,766,438, respectively. Purchases and sales (including maturities) of U.S. Government Agency securities aggregated $431,080,785 and $490,559,838, respectively.

Cash Management Portfolio as of December 31, 1997

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Investors
of Cash Management Portfolio:
-------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Cash Management Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended and the supplementary data for each of the three years in the period then ended and for the period from May 2, 1994 (start of business) to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Portfolio, as of December 31, 1997, the results of its operations for the year then ended, the changes in net assets for the two years in the period then ended and supplementary data for each of the three years then ended and for the period from May 2, 1994 (start of business) to December 31, 1994, in conformity with generally accepted accounting principles.

                                           COOPERS & LYBRAND L.L.P.
                                           Boston, Massachusetts
                                           February 6, 1998

Money Market Portfolio as of December 31, 1997

INVESTMENT MANAGEMENT



Cash Management Portfolio


Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

Michael B. Terry
Vice President and Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset Management Corporation

John L. Thorndike
Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant